Segment Reporting - Schedule of Presents Major Accounts of Statements of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements of Operations by Segment [Line Items]
Revenues	$ 15,864,773	$ 19,433,945	$ 14,151,516
Cost of revenues	(6,952,560)	(10,921,753)	(7,794,852)
Selling and marketing expenses	(4,010,382)	(6,710,757)	(2,099,968)
General and administrative expenses	(4,989,784)	(6,697,309)	(6,799,634)
Research and development expenses	(252,451)	(514,411)	(411,524)
Loss from disposal of property and equipment	(863)	(1,719,442)
Impairment of goodwill		(5,617,865)
Impairment of intangible assets		(536,206)
Total operating expenses	(9,253,480)	(21,795,990)	(9,311,126)
Segment operating (loss) income	(341,267)	(13,283,798)	(2,954,462)
Interest income, net	243,008	237,054	142,014
Other income, net	160,015	1,069,745	262,442
Segment net (loss) income	(273,413)	(11,307,239)	(2,822,319)
MDMOOC Services [Member]
Statements of Operations by Segment [Line Items]
Revenues	13,712,964	10,406,734	12,935,420
Cost of revenues	(5,510,088)	(5,162,438)	(7,166,871)
Selling and marketing expenses	(3,799,558)	(5,327,266)	(2,091,943)
General and administrative expenses	(4,815,112)	(6,470,944)	(6,649,906)
Research and development expenses	(252,451)	(514,411)	(411,524)
Loss from disposal of property and equipment	(863)	(1,719,442)
Impairment of goodwill		(5,617,865)
Impairment of intangible assets		(536,206)
Total operating expenses	(8,867,984)	(20,186,134)	(9,153,373)
Segment operating (loss) income	(665,108)	(14,941,838)	(3,384,824)
Interest income, net	242,848	216,528	141,866
Other income, net	148,089	1,069,603	262,131
Segment net (loss) income	(622,577)	(12,955,659)	(3,235,426)
Sales of patented drugs [Member]
Statements of Operations by Segment [Line Items]
Revenues	2,151,809	9,027,211	1,216,096
Cost of revenues	(1,442,472)	(5,759,315)	(627,981)
Selling and marketing expenses	(210,824)	(1,383,491)	(8,025)
General and administrative expenses	(174,672)	(226,365)	(149,728)
Research and development expenses
Loss from disposal of property and equipment
Impairment of goodwill
Impairment of intangible assets
Total operating expenses	(385,496)	(1,609,856)	(157,753)
Segment operating (loss) income	323,841	1,658,040	430,362
Interest income, net	160	20,526	148
Other income, net	11,926	142	311
Segment net (loss) income	$ 349,164	$ 1,648,420	$ 413,107